Finance Income/(Costs), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income
Interest income from financial assets	$ 13,048	$ 22,669	$ 16,012
Total finance income	13,048	22,669	16,012
Finance costs
Contractual interest expense on notes payable	(804)	(684)	(1,422)
Interest expense on other borrowings	0	0	(363)
Interest expense on lease liability	(1,065)	(1,295)	(1,544)
Gain on forgiveness of debt	0	273	0
Gain/(loss) on foreign currency exchange	(6)	(25)	(94)
Total finance costs – contractual	(1,876)	(1,731)	(3,424)
Gain/(loss) from changes in fair value of warrant liability	0	0	33
Gain/(loss) from changes in fair value of preferred shares	0	(8,108)	2,617
Total finance income/(costs) – fair value accounting	0	(8,108)	2,650
Total finance costs - non-cash interest expense related to sale of future royalties	(43,908)	(8,058)	(10,159)
Net finance income/(costs)	$ (32,735)	$ 4,773	$ 5,078